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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                      Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Fundamental Growth Fund
           Schedule of Investments  6/30/06 (unaudited)

Shares                                                      Value
           COMMON STOCKS - 98.7 %
           Energy - 1.8 %
           Integrated Oil & Gas - 1.8 %
  400      ConocoPhillips                                 $  26,212
  390      Repsol SA (A.D.R.) *                              10,943
                                                          $  37,155
           Total Energy                                   $  37,155
           Materials - 2.2 %
           Diversified Chemical - 1.7 %
  890      Dow Chemical Co.                               $  34,737
           Industrial Gases - 0.5 %
  200      Praxair, Inc.                                  $  10,800
           Total Materials                                $  45,537
           Capital Goods - 11.1 %
           Aerospace & Defense - 3.1 %
  220      L-3 Communications Holdings, Inc.              $  16,592
  740      United Technologies Corp.                         46,931
                                                          $  63,523
           Construction, Farm Machinery & Heavy Trucks - 1.2 %
  150      Caterpillar, Inc.                              $  11,172
  160      Deere & Co.                                       13,358
                                                          $  24,530
           Industrial Conglomerates - 6.8 %
  490      3M Co.                                         $  39,577
2,000      General Electric Co.                              65,920
1,170      Tyco International, Ltd.                          32,175
                                                          $ 137,672
           Total Capital Goods                            $ 225,725
           Consumer Durables & Apparel - 1.8 %
           Footwear - 1.8 %
  450      Nike, Inc.                                     $  36,450
           Total Consumer Durables & Apparel              $  36,450
           Consumer Services - 1.6 %
           Hotels, Resorts & Cruise Lines - 1.5 %
  700      Carnival Corp.                                 $  29,218
           Restaurants - 0.1 %
  108      Tim Hortons, Inc. *  (b)                       $   2,781
           Total Consumer Services                        $  31,999
           Media - 1.7 %
           Advertising - 0.4 %
  100      Omnicom Group                                  $   8,909
           Movies & Entertainment - 1.3 %
  720      Viacom, Inc. (Class B)                         $  25,805
           Total Media                                    $  34,714
           Retailing - 6.8 %
           Apparel Retail - 3.1 %
  700      Abercrombie & Fitch Co.                        $  38,801
1,030      TJX Companies, Inc.                               23,546
                                                          $  62,347
           Home Improvement Retail - 3.7 %
1,570      Home Depot, Inc.                               $  56,190
  300      Lowe's Companies, Inc.                            18,201
                                                          $  74,391
           Total Retailing                                $ 136,738
           Food & Drug Retailing - 2.0 %
           Drug Retail - 2.0 %
1,320      CVS Corp.                                      $  40,524
           Total Food & Drug Retailing                    $  40,524
           Food, Beverage & Tobacco - 4.4 %
           Soft Drinks - 0.8 %
  200      Fomento Economico Mexicano SA de CV *          $  16,744
           Tobacco - 3.6 %
  980      Altria Group, Inc.                             $  71,961
           Total Food, Beverage & Tobacco                 $  88,705
           Household & Personal Products - 3.4 %
           Household Products - 3.4 %
1,230      Procter & Gamble Co.                           $  68,388
           Total Household & Personal Products            $  68,388
           Health Care Equipment & Services - 7.9 %
           Health Care Equipment - 4.4 %
  640      Biomet, Inc. *                                 $  20,026
4,086      Boston Scientific Corp. *                         68,808
                                                          $  88,834
           Health Care Supplies - 0.9 %
  420      Cooper Companies, Inc. *  (b)                  $  18,602
           Health Care Technology - 1.2 %
  890      IMS Health, Inc.                               $  23,897
           Managed Health Care - 1.4 %
  700      AETNA, Inc. *                                  $  27,951
           Total Health Care Equipment & Services         $ 159,284
           Pharmaceuticals & Biotechnology - 15.8 %
           Biotechnology - 7.0 %
1,080      Amgen, Inc. *                                  $  70,448
1,000      Cubist Pharmaceuticals, Inc. *                    25,180
  490      Gilead Sciences, Inc. *                           28,988
  440      Vertex Pharmaceuticals, Inc. *                    16,152
                                                          $ 140,768
           Pharmaceuticals - 8.8 %
  590      Astrazeneca Plc (A.D.R.)                       $  35,294
  800      Eli Lilly & Co.                                   44,216
  580      Johnson & Johnson                                 34,754
1,066      Par Pharmaceutical Co., Inc. *                    19,678
1,428      Teva Pharmaceutical Industries, Ltd.  (b)         45,111
                                                          $ 179,053
           Total Pharmaceuticals & Biotechnology          $ 319,821
           Banks - 0.8 %
           Diversified Banks - 0.8 %
  290      Wachovia Corp.                                 $  15,683
           Total Banks                                    $  15,683
           Diversified Financials - 4.9 %
           Asset Management & Custody Banks - 1.6 %
  200      Franklin Resources, Inc. *                     $  17,362
  150      Legg Mason, Inc. *                                14,928
                                                          $  32,290
           Consumer Finance - 2.3 %
  850      American Express Co.                           $  45,237
           Investment Banking & Brokerage - 1.0 %
  300      Merrill Lynch & Co., Inc.                      $  20,868
           Total Diversified Financials                   $  98,395
           Software & Services - 8.0 %
           Systems Software - 8.0 %
3,009      Macrovision Corp. *                            $  64,754
4,140      Microsoft Corp.                                   96,462
                                                          $ 161,216
           Total Software & Services                      $ 161,216
           Technology Hardware & Equipment - 17.0 %
           Communications Equipment - 11.8 %
3,750      Cisco Systems, Inc. *                          $  73,238
1,600      Corning, Inc. *                                   38,704
  495      F5 Networks, Inc. *                               26,473
1,200      Foundry Networks, Inc. *                          12,792
2,610      Juniper Networks, Inc. *                          41,734
2,300      Motorola, Inc.                                    46,345
                                                          $ 239,286
           Computer Hardware - 5.2 %
  600      Apple Computer, Inc. *                         $  34,272
2,050      Dell, Inc. *                                      50,041
1,240      Palm, Inc. *  (b)                                 19,964
                                                          $ 104,277
           Total Technology Hardware & Equipment          $ 343,563
           Semiconductors - 3.6 %
           Semiconductors - 3.6 %
1,850      Texas Instruments, Inc.                        $  56,037
  700      Xilinx, Inc.                                      15,855
                                                          $  71,892
           Total Semiconductors                           $  71,892
           Telecommunication Services - 1.4 %
           Wireless Telecommunication Services - 1.4 %
1,400      Sprint Nextel Corp.                            $  27,986
           Total Telecommunication Services               $  27,986
           Utilities - 2.7 %
           Independent Power Producer & Energy Traders - 2.7 %
  900      TXU Corp.                                      $  53,811
           Total Utilities                                $  53,811
           TOTAL COMMON STOCKS
           (Cost   $2,021,514)                            $1,997,586
           TOTAL INVESTMENT IN SECURITIES - 98.7%
           (Cost:  $2,021,514)                            $1,997,586
           OTHER ASSETS AND LIABILITIES - 1.3%            $  27,152
           TOTAL NET ASSETS - 100.0%                      $2,024,738

         * Non-income producing security.

     (A.D.RAmerican Depositary Receipt.

       (a) At June 30, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $2,039,570 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost$     161,073

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (203,057)

           Net unrealized loss                            $(41,984)

       (b) At June 30, 2006, the following securities were out on loan:
Shares                        Security                      Value
      416  Cooper Companies, Inc. *                       $       18,425
   1,030   Palm, Inc. *                                           16,583
   1,414   Teva Pharmaceutical Industries, Ltd.                   44,668
      100  Tim Hortons, Inc. *                                      2,575
           Total                                          $       82,251


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 30, 2006

* Print the name and title of each signing officer under his or her signature.